Other Receivables - Schedule of Other Receivables (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Interest receivable		$ 570,862
Others	105,149	75,828
Total	$ 105,149	$ 646,690